Payroll, staff and employee benefits obligations - Change in benefit obligations and plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Euro zone
Change in benefit obligations and plan assets
Contribution for the net pension liability in the balance sheet (as a percent)	79.00%
United Kingdom
Change in benefit obligations and plan assets
Contribution for the net pension liability in the balance sheet (as a percent)	2.00%
United States
Change in benefit obligations and plan assets
Contribution for the net pension liability in the balance sheet (as a percent)	12.00%
Pension benefits
Change in benefit obligations and plan assets
Balance at beginning of year	$ 1,123	$ 1,007
Balance at year-end	1,136	1,123	$ 1,007
(FUNDED) UNFUNDED STATUS	1,103	1,079	961
Pension benefits and other benefits liabilities	1,290	1,453	1,308
Other non-current assets	(154)	(330)	(301)
Pension benefits | United Kingdom
Change in benefit obligations and plan assets
Actuarial losses / (gains)	147
Pension benefits | Benefit obligation
Change in benefit obligations and plan assets
Balance at beginning of year	8,847	8,267	11,777
Current service cost	191	178	202
Interest cost (income)	328	355	195
Past service cost	60	47	27
Settlements	(55)	2	5
Plan participants' contributions	26	23	17
Benefits paid	(538)	(563)	(661)
Actuarial losses / (gains)	(277)	393	(2,502)
Foreign currency translation and other	(406)	146	(793)
Balance at year-end	8,176	8,847	8,267
Pension benefits | Benefit obligation | Plans entirely or partially funded
Change in benefit obligations and plan assets
Balance at beginning of year	8,392	7,806
Balance at year-end	7,689	8,392	7,806
Pension benefits | Benefit obligation | Plans not funded
Change in benefit obligations and plan assets
Balance at beginning of year	455	461
Balance at year-end	487	455	461
Pension benefits | Plan assets
Change in benefit obligations and plan assets
Balance at beginning of year	(7,768)	(7,306)	(10,231)
Interest cost (income)	(313)	(332)	(190)
Settlements	57		2
Plan participants' contributions	(26)	(23)	(17)
Employer contributions	(163)	(254)	(260)
Benefits paid	497	523	607
Actuarial losses / (gains)	288	(272)	2,083
Foreign currency translation and other	355	(104)	700
Balance at year-end	(7,073)	(7,768)	(7,306)
Effect of asset ceiling	16
Pension benefits | Asset ceiling
Change in benefit obligations and plan assets
Balance at beginning of year	44	46
Balance at year-end	33	44	46
Other benefits
Change in benefit obligations and plan assets
Balance at beginning of year	468	467
Balance at year-end	411	468	467
(FUNDED) UNFUNDED STATUS	411	468	467
Pension benefits and other benefits liabilities	411	468	467
Other benefits | Benefit obligation
Change in benefit obligations and plan assets
Balance at beginning of year	468	467	633
Current service cost	8	12	15
Interest cost (income)	19	20	12
Past service cost	0		9
Plan participants' contributions			1
Benefits paid	(26)	(24)	(22)
Actuarial losses / (gains)	(30)	(6)	(155)
Foreign currency translation and other	(28)	(1)	(25)
Balance at year-end	411	468	467
Other benefits | Benefit obligation | Plans not funded
Change in benefit obligations and plan assets
Balance at beginning of year	468	467
Balance at year-end	$ 411	$ 468	$ 467